COMMITMENTS AND CONTINGENT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) m² € / Unit $ / PerUnitSold	Dec. 31, 2018 USD ($)	Dec. 31, 2019 EUR (€) m² € / Unit $ / PerUnitSold
Royalties:
Royalties provision	$ 182,000	$ 185,000
Vehicles [Member]
Leases:
Monthly lease expense	14,000
Office facilities [Member]
Leases:
Monthly lease expense	$ 8,000
Office facilities [Member] | Isfiya, ISRAEL
Royalties:
Area of lease | m²	900		900
Lease expiration date	May 31, 2022
Minimum [Member] | Vehicles [Member]
Leases:
Term	32 months		32 months
Maximum [Member] | Vehicles [Member]
Leases:
Term	36 months		36 months
ASIC designer [Member]
Royalties:
Royalties payable per unit sold | $ / PerUnitSold	0.56		0.56
Maximum royalties payable	$ 224,000
Royalties provision	$ 129,000	120,000
ASIC designer [Member] | Euro [Member]
Royalties:
Royalties payable per unit sold | € / Unit	0.50		0.50
Maximum royalties payable | €			€ 200,000
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Royalties:
Royalties provision	$ 53,000	65,000
OCS [Member]
Royalties:
Funding	5,300,000
Contingent liability	$ 5,700,000
OCS [Member] | Minimum [Member]
Royalties:
Royalty repayment, percentage of products sold	3.00%		3.00%
OCS [Member] | Maximum [Member]
Royalties:
Royalty repayment, percentage of products sold	5.00%		5.00%
BIRD Foundation [Member]
Royalties:
Maximum royalties payable	$ 900,000
Funding	$ 115,000	$ 127,000
Royalty repayment, percentage of products sold	5.00%		5.00%
Contingent liability	$ 180,000
Refund expenses	$ 13,000